Shareholders' Equity (Details)							1 Months Ended	4 Months Ended	6 Months Ended
	May 19, 2022 $ / shares shares	May 10, 2022	Feb. 08, 2022	Jan. 18, 2022	Feb. 22, 2021 shares	Jan. 23, 2021	Sep. 30, 2022 $ / shares shares	Oct. 20, 2017 $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 ¥ / shares shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jan. 10, 2019 shares	Jan. 03, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares							$ 0.08	$ 0.001	$ 0.08		$ 0.08
Description of ordinary shares issued								On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (250,000 shares of $0.08 par value retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT.
Ordinary shares												27,389,877	11,961,006
Total gross proceeds (in Dollars) | $									$ 4,100,000
Ordinary shares reverse stock split	342,374
Fair value for convertible debt (in Dollars) | $												$ 7,680,791	$ 6,425,657
Fair market value Percentage							1140482.00%
Warrant, description									In connection with the certain convertible notes issued on May 2, 2019, the Company issued a warrant on January 18, 2021 to Mr. Jian Ke for purchase of 1,000,000 ordinary shares (12,500 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) (the “warrants”). The warrants carry a term of four years and shall be exercisable at $0.3843 per share ($30.744 per share retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022). Management determined that the warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of March 31, 2022, the total number of warrants outstanding was 250,000 (12,500 retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) with weighted average remaining life of 4 years.
Fair value of warrants (in Dollars) | $									$ 509,000
Risk free rate									0.33%
Expected term									4 years
Warrant exercise price (in Dollars per share) | $ / shares									$ 1.5372
Volatility rate									131.84%
Dividends percentage
Reverse stock split, Description		the Company’s board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares (the “2022 Reverse Stock Split”) with the market effective on May 19, 2022, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.004 to US$0.08. As a result of the 2022 Reverse Stock Split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2022 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of May 16, 2022 (immediately prior to the effective date), there were 40,627,868 ordinary shares outstanding, and the number of ordinary shares outstanding after the 2022 Reverse Stock Split is 2,042,673, taking into account of the effect of rounding fractional shares into whole shares. In addition, all shares, options and any other securities of the Company outstanding immediately prior to the 2022 Reverse Stock Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 20 and multiplying the exercise price thereof by 20, as a result of the 2022 Reverse Stock Split.				the Company’s board of directors approved to effect a one-for-four reverse stock split of its ordinary shares (the “2021 Reverse Stock Split”) with the market effective on February 22, 2021, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.001 to US$0.004. As a result of the 2021 Reverse Stock Split, each four pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2021 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of February 21, 2021 (immediately prior to the effective date), there were 62,057,584 ordinary shares outstanding, and the number of ordinary shares outstanding after the 2021 Reverse Stock Split is 15,525,094, taking into account of the effect of rounding fractional shares into whole shares (776,255 shares retrospectively restated for effect of reverse stock split on May 19, 2022). In addition, all options and any other securities of the Company outstanding immediately prior to the 2021 Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 4 and multiplying the exercise price thereof by 4, as a result of the 2021 Reverse Stock Split.
Reserved ordinary shares									2,325,000
Equity incentive plan, description									If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.Pursuant to the 2021 Equity Incentive Plan, the Company issued 2,325,000 ordinary shares (116,250 shares retrospectively restated for effect of reverse stock split on May 19, 2022) to its management. The fair value of shares issued pursuant to the 2021 Equity Incentive Plan of $2,334,397 (deducted by legal expenses of $30,000) had been determined using the average share price for the dates of issuance ($0.9911 per ordinary share, $19.8228 per ordinary share retrospectively restated for effect of reverse stock split on May 19, 2022)
Public offering description				(i) 8,285,260 ordinary shares (the “Firm Shares”) of the Company, par value $0.004 per share, for a public offering price of $0.18 per share, (ii) 11,521,500 pre-funded warrants (the “Pre-funded Warrants”) to purchase 11,521,500 shares (the “Warrant Shares”), for a public offering price of $0.17 per Pre-funded Warrant to those purchasers whose purchase of ordinary shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of this Offering (the “2022 Public Offering”). The Company also granted the Underwriter an over-allotment option to purchase up to 2,971,014 ordinary shares (the “Option Shares”, together with Firm Shares, the “Shares”).
Warrants exercise price per share (in Dollars per share) | (per share)							$ 0.01		$ 0.01	¥ 10
Gross proceeds from offering (in Dollars) | $									$ 3,984,784
Pre funded warrants to purchase ordinary shares			11,521,500
Ordinary shares issued	1,138,889						739,438		739,438	739,438
Per share price (in Dollars per share) | $ / shares	$ 3.6
Equity incentive plan [Member]
Shareholders' Equity (Details) [Line Items]
Fair market value Percentage							1265503.00%
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares							$ 0.001		$ 0.001
Ordinary shares reverse stock split	149,512				149,512				116,250
Equity incentive plan, description									If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.Pursuant to the 2022 Equity Incentive Plan, the Company issued 6,094,180 ordinary shares (304,709 shares retrospectively restated for effect of reverse stock split on May 19, 2022) to its management on June 6, 2022.
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Additional ordinary shares															39,975	2,506,300
Public offering price (in Dollars per share) | $ / shares															$ 4	$ 4
Ordinary shares					31,329									160,426
Ordinary price per share (in Dollars per share) | $ / shares	$ 320
Total gross proceeds (in Dollars) | $									$ 10,200,000
Ordinary shares reverse stock split					2,005
IPO [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares					500
Ordinary price per share (in Dollars per share) | $ / shares	$ 320
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares reverse stock split	2,005
Ordinary shares issued							22,777,774		22,777,774	22,777,774
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Total gross proceeds (in Dollars) | $									$ 3,100,000
Per share price (in Dollars per share) | $ / shares							$ 0.18		$ 0.18
Convertible Notes [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares reverse stock split					342,374